Loans Receivable From Independent Contractors (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Independent Contractor Operations [Line Items]
Independent contractors with sublicenses | item	69
Maximum exposure to loss from arrangements with independent contractors | $	$ 1.7	$ 1.8
Days contracts may be cancelled with written notice	90 days
Maximum [Member]
Independent Contractor Operations [Line Items]
Percentage of labor sales	32.00%
Interest rates on loans	7.00%
Terms of the loans to independent contractors, years	5 years 4 months 24 days
Minimum [Member]
Independent Contractor Operations [Line Items]
Percentage of labor sales	27.00%
Interest rates on loans	0.00%
Terms of the loans to independent contractors, years	2 months 15 days